Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of bank promissory notes
Bank promissory notes: These are negotiable promissory notes issued by a bank payable upon maturity at the request of customers to guarantee collection of the Company. These notes are accepted based on the credit quality of the issuing banks.

Financial institution	Financial assets	Rating			As of December 31, 2023
		Moody´s	S&P	Fitch	ThUS$
Agricultural Bank of China	Bank notes	P-1	A-1	-	2,061
Bank of Communications	Bank notes	P-1	A-2	-	8,783
Bank of NingBo	Bank notes	P-2	-	-	1,065
China CITIC Bank	Bank notes	P-2	A-2	-	35,477
China Construction Bank Corporation	Bank notes	-	A-1	-	1,802
China Everbright Bank	Bank notes	(P)P-2	A-2	-	2,647
China Guangfa Bank	Bank notes	P-3	A-3	-	1,245
China Merchants	Bank notes	-	A-2	-	8,661
China Minsheng Bank	Bank notes	-	A-3	-	3,097
China Zheshang Bank	Bank notes	-	A-3	-	3,167
HuaXia Bank	Bank notes	-	A-3	-	3,639
Industrial & Commercial Bank of China Limited	Bank notes	P-1	A-1	-	8,998
Industrial Bank	Bank notes	P-1	A-1+	-	12,177
International Bank of Macau	Bank notes	P-1	-	F1+	4,122
Shanghai Pudong Development Bank	Bank notes	P-2	A-2	-	20,549
Others	Bank notes	-	-	-	8,441
Total					125,931

Financial institution	Financial assets	Rating			December 31, 2022
		Moody´s	S&P	Fitch	ThUS$
Agricultural Bank of China	Bank notes	P-1	A-1	F1+	10,334
Bank of China	Bank notes	P-1	A-1	F1+	27,936
Bank of Jiujiang	Bank notes	P-2	-	-	1,964
Bank of Ningbo	Bank notes	P-2	-	-	3,148
Others	Bank notes	-	-	-	1,887
Total					45,269

Schedule of credit quality of financial assets
The credit quality of financial assets that are not past due or impaired can be evaluated by reference to external credit ratings (if they are available) or historical information on counterparty late payment rates:

Financial institution	Financial assets	Rating			As of December 31, 2023
		Moody´s	S&P	Fitch	ThUS$
Banco Santander- Santiago	Time deposits	P-1	A-2	F2	6,318
Banco Crédito e Inversiones	Time deposits	P-1	A-2	-	1,001
Corpbanca	Time deposits	P-2	A-2	-	5,014
Banco de Chile	Time deposits	P-1	A-1	-	4,460
Scotiabank Sud Americano	Time deposits	-	-	F1+	6,752
Banco Crédito e Inversiones	Investment fund	AA+	-	-	5,031
JP Morgan US dollar Liquidity Fund Institutional	Investment fund	Aaa-mf	AAAm	AAAmmf	22,845
Legg Mason - Western Asset Institutional cash reserves	Investment fund	-	AAAm	AAAmmf	312,924
Total					364,345
Banco Crédito e Inversiones	Time deposits	P-1	A-2	F2	74,459
Banco Morgan Stanley	Margin Call	P-1	A-2	F1	5,590
Banco Santander	Time deposits	P-1	A-2	-	100,083
Banco Itaú CorpBanca	Time deposits	P-2	A-2	-	372,061
Scotiabank Sud Americano	Time deposits	-	-	F1+	672,720
Sumitomo Mitsui Banking	Time deposits	P-1	-	F1	91,884
Total					1,316,797

Financial institution	Financial assets	Rating			As of December 31, 2022
		Moody´s	S&P	Fitch	ThUS$
Banco Crédito e Inversiones	Time deposits	-	A-2	F2	150,578
Banco Itaú Corpbanca	Time deposits	P-2	A-2	-	284,915
Banco Santander - Santiago	Time deposits	P-1	A-2	-	124,689
Scotiabank Chile	Time deposits	-	-	F1+	416,026
Sumitomo Mitsui Banking	Time deposits	P-1	-	-	122,631
Banco de Chile	Time deposits	-	A-1	-	602
JP Morgan US dollar Liquidity Fund Institutional	Investment fund	Aaa-mf	AAAm	AAAmmf	435,485
Legg Mason - Western Asset Institutional cash reserves	Investment fund	-	AAAm	AAAmmf	590,661
Total					2,125,587
Banco Crédito e Inversiones	Time deposits	-	A-2	F2	187,707
Banco Itaú Corpbanca	Time deposits	P-2	A-2	-	15,048
Banco Santander - Santiago	Time deposits	P-1	A-2	-	51,444
Banco Estado	Time deposits	P-1	A-1	-	85,055
Scotiabank Chile	Time deposits	-	-	F1+	250,362
Banco de Chile	Time deposits	-	A-1	-	150,259
Sumitomo Mitsui Banking	Time deposits	P-1	-	-	210,292
Total					950,167

Schedule of derivative contracts
These derivative contracts are held with domestic and foreign banks, which have the following credit ratings as of December 31, 2023.

Financial institution	Financial assets	Rating
		Moody´s	S&P	Fitch
Banco Estado	Derivative	P-1	-	-
Merrill Lynch International	Derivative	P-1	A-2	F1+
JP Morgan	Derivative	P-1	A-2	F1+
Morgan Stanley	Derivative	P-1	A-2	F1
The Bank of Nova Scotia	Derivative	P-1	A-1	F1+
Banco Itaú-Corpbanca	Derivative	P-2	A-2	-
Goldman Sachs	Derivative	P-1	A-2	F1

Schedule of cash and cash equivalents
Cash and cash equivalents are invested in highly liquid mutual funds with an AAA risk rating.

	Nature of undiscounted cash flows
As of December 31, 2023	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
(figures expressed in millions of US dollars)
Bank borrowings	1,464.26	1,117.86	268.80	62.05	1,448.71
Unsecured obligations	2,999.17	98.88	729.56	2,733.92	3,562.36
Sub total	4,463.43	1,216.74	998.36	2,795.97	5,011.07
Hedging liabilities	25.37	24.11	30.08	1.30	55.49
Derivative financial instruments	14.81	14.81	—	—	14.81
Sub total	40.18	38.92	30.08	1.30	70.30
Current and non-current lease liabilities (3)	75.16	19.94	56.45	3.79	80.18
Trade accounts payable and other accounts payable	449.63	449.63	—	—	449.63
Total	5,028.40	1,725.23	1,084.89	2,801.06	5,611.18

(3) Leases subject to variability are not included.

	Nature of undiscounted cash flows
As of December 31, 2022	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
(figures expressed in millions of US dollars)
Bank borrowings	330.80	144.83	220.33	—	365.16
Unsecured obligations	2,550.60	405.17	616.66	2,935.15	3,956.98
Sub total	2,881.40	550.00	836.99	2,935.15	4,322.14
Hedging liabilities	62.53	40.76	20.43	12.68	73.87
Derivative financial instruments	5.82	5.82	—	—	5.82
Sub total	68.35	46.58	20.43	12.68	79.69
Current and non-current lease liabilities	61.73	13.94	36.33	27.85	78.12
Trade accounts payable and other accounts payable	374.79	374.79	—	—	374.79
Total	3,386.27	985.31	893.75	2,975.68	4,854.74